HOLDING COMPANY INDIRECT SUBSIDIARIES - Indirect Subsidiaries of Holding Company (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Jun. 30, 2021	Jun. 30, 2020
IBEX [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		IBEX Global Limited
Location		Bermuda
Nature of business		Holding Company
Ownership interest	100.00%	100.00%	100.00%
IBEX Global Solutions Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		IBEX Global Solutions Limited
Location		England
Nature of business		Holding company
Ownership interest		100.00%	100.00%
IBEX Global Bermuda Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		IBEX Global Limited
Location		Bermuda
Nature of business		Holding company
Ownership interest		100.00%	100.00%
Lovercius Consultants Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		Lovercius Consultants Limited
Location		Cyprus
Nature of business		Call center
Ownership interest		100.00%	100.00%
IBEX Global Europe [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		IBEX Global Europe
Location		Luxembourg
Nature of business		Tech support services
Ownership interest		100.00%	100.00%
IBEX Global ROHQ [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		IBEX Global ROHQ
Location		Philippines
Nature of business		Regional HQ
Ownership interest		100.00%	100.00%
Ibex Global Solutions, Inc. [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		IBEX Global Solutions, Inc. (formerly TRG Customer Solutions, Inc.)
Location		USA
Nature of business		Call center
Ownership interest		100.00%	100.00%
TRG Customer Solutions (Canada), Inc. [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		TRG Customer Solutions (Canada), Inc.
Location		Canada
Nature of business		Call center
Ownership interest		100.00%	100.00%
TRG Marketing Solutions Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		TRG Marketing Solutions Limited
Location		England
Nature of business		Call center
Ownership interest		100.00%	100.00%
Virtual World (Private) Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		Virtual World (Private) Limited
Location		Pakistan
Nature of business		Call center
Ownership interest		100.00%	100.00%
IBEX Philippines, Inc. [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		IBEX Philippines, Inc.
Location		Philippines
Nature of business		Call center
Ownership interest		100.00%	100.00%
IBEX Global Solutions (Philippines) Inc. [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		IBEX Global Solutions (Philippines) Inc.
Location		Philippines
Nature of business		Call center
Ownership interest		100.00%	100.00%
TRG Customer Solutions (Philippines) Inc. [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		TRG Customer Solutions (Philippines) Inc.
Location		Philippines
Nature of business		Call center
Ownership interest		100.00%	100.00%
IBEX Customer Solutions Senegal S.A. (formerly TRG Senegal SA.
Disclosure of subsidiaries [abstract]
Name of subsidiary		IBEX Customer Solutions Senegal S.A. (formerly TRG Senegal SA)
Location		Senegal
Nature of business		Call center
Ownership interest		100.00%	100.00%
IBEX Global Solutions (Private) Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		IBEX Global Solutions (Private) Limited
Location		Pakistan
Nature of business		Call center
Ownership interest		100.00%	100.00%
IBEX Global MENA FZE [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		IBEX Global MENA FZE
Location		Dubai
Nature of business		Call center
Ownership interest		100.00%	100.00%
IBEX Global Bermuda Ltd [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		IBEX Global Bermuda Ltd
Location		Bermuda
Nature of business		Call center
Ownership interest		100.00%	100.00%
IBEX Global Solutions Nicaragua SA [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		IBEX Global Solutions Nicaragua SA
Location		Nicaragua
Nature of business		Call center
Ownership interest		100.00%	100.00%
IBEX Global St. Lucia Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		IBEX Global St. Lucia Limited
Location		St. Lucia
Nature of business		Holding company
Ownership interest		100.00%	100.00%
IBEX Global Jamaica Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		IBEX Global Jamaica Limited
Location		Jamaica
Nature of business		Call center
Ownership interest		100.00%	100.00%
IBEX Receivable Solutions, Inc. [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		IBEX Receivable Solutions, Inc
Location		USA
Nature of business		Call center
Ownership interest		100.00%	0.00%
IBEX Global Solutions France SARL [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		IBEX Global Solutions France SARL
Location		France
Nature of business		Call center
Ownership interest		100.00%	100.00%
IBEX Global Solutions Holding Inc. [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		IBEX Global Solutions Holding Inc.
Location		USA
Nature of business		Holding company
Ownership interest		100.00%	0.00%
Digital Globe Services, LLC [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		Digital Globe Services, LLC
Location		USA
Nature of business		Internet marketing for residential cable services
Ownership interest		100.00%	0.00%
Telsat Online, LLC [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		Telsat Online, LLC
Location		USA
Nature of business		Internet marketing for non - cable telco services
Ownership interest		100.00%	0.00%
7 Degrees LLC [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		7 Degrees LLC
Location		USA
Nature of business		Digital marketing agency
Ownership interest		100.00%	0.00%
DGS [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		DGS Limited
Location		Bermuda
Nature of business		Holding Company
Ownership interest	100.00%	100.00%	100.00%
Digital Globe Services, Inc. [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		Digital Globe Services, Inc
Location		USA
Nature of business		Internet marketing for residential cable services
Ownership interest		0.00%	100.00%
TelSatOnline, Inc. [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		Telsat Online, Inc.
Location		USA
Nature of business		Internet marketing for non - cable telco services
Ownership interest		0.00%	100.00%
DGS Worldwide Marketing Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		DGS Worldwide Marketing Limited
Location		Cyprus
Nature of business		Holding company and global marketing
Ownership interest		100.00%	100.00%
DGS (Pvt.) Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		DGS (Pvt.) Limited
Location		Pakistan
Nature of business		Call center and support services
Ownership interest		100.00%	100.00%
7 Degrees LLC [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary		7 Degrees LLC
Location		USA
Nature of business		Digital marketing agency
Ownership interest		0.00%	100.00%